Financial Instruments - Schedule of Fair Value of Financial Instruments (Detail) - BRL (R$)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ 440,994,000	R$ 426,937,000
Foreign currency options [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(45,949,000)	(26,973)
Forward foreign currency contract 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(74,000)
Heating oil forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(123,224,000)
Cash flow hedge [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(9,422,000)	(14,755)
Fair value hedges [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,732,000)	(24,000)
Not designated as hedging instrument [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(260,593,000)	(385,185)
Short term investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		1,036,148,000
Short term investments [member] | Cash flow hedge [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	517,423,000
Long-term investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,287,781,000	835,957,000
Long-term investments [member] | Cash flow hedge [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,287,781,000
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	21,813,000	4,747,000
Interest rate swap contract [member] | Not designated as hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	93,606,000	4,239,000
Forward foreign currency contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	233,638,000	219,930,000
Foreign currency options [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	246,323,000	187,437,000
Financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		8,808,000
Heating oil forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		4,469,000
Level 2 of fair value hierarchy [member] | Foreign currency options [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(45,949,000)	(26,973)
Level 2 of fair value hierarchy [member] | Forward foreign currency contract 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(74,000)
Level 2 of fair value hierarchy [member] | Heating oil forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(123,224,000)
Level 2 of fair value hierarchy [member] | Cash flow hedge [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(9,422,000)	(14,755)
Level 2 of fair value hierarchy [member] | Fair value hedges [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,732,000)	(24,000)
Level 2 of fair value hierarchy [member] | Not designated as hedging instrument [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(260,593,000)	(385,185)
Level 2 of fair value hierarchy [member] | Short term investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		1,036,148,000
Level 2 of fair value hierarchy [member] | Short term investments [member] | Cash flow hedge [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	517,423,000
Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	21,813,000	4,747,000
Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Not designated as hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	93,606,000	4,239,000
Level 2 of fair value hierarchy [member] | Forward foreign currency contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	233,638,000	219,930,000
Level 2 of fair value hierarchy [member] | Foreign currency options [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	246,323,000	187,437,000
Level 2 of fair value hierarchy [member] | Financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		8,808,000
Level 2 of fair value hierarchy [member] | Heating oil forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		4,469,000
Level 3 of fair value hierarchy [member] | Long-term investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 835,957,000
Level 3 of fair value hierarchy [member] | Long-term investments [member] | Cash flow hedge [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,287,781,000